Investments - Net Realized Gains (Losses) Recognized in the Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net realized gains (losses) related to sales:
Net realized gains (losses) from sales of fixed maturity securities	$ 0.2	$ 0.1	$ 0.0